Goodwill and Other Intangible Assets (Tables)	12 Months Ended
Sep. 27, 2014
Components of Gross and Net Intangible Asset Balances

The following table summarizes the components of gross and net intangible asset balances as of September 27, 2014 and September 28, 2013 (in millions):

	2014			2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived and amortizable acquired intangible assets	$7,127	$(3,085)	$4,042	$6,081	$(2,002)	$4,079
Indefinite-lived and non-amortizable acquired intangible assets	100	0	100	100	0	100

Total acquired intangible assets	$7,227	$(3,085)	$4,142	$6,181	$(2,002)	$4,179

Components of Gross and Net Intangible Asset Balances

The following table summarizes the components of gross and net intangible asset balances as of September 27, 2014 and September 28, 2013 (in millions):

	2014			2013
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Definite-lived and amortizable acquired intangible assets	$7,127	$(3,085)	$4,042	$6,081	$(2,002)	$4,079
Indefinite-lived and non-amortizable acquired intangible assets	100	0	100	100	0	100

Total acquired intangible assets	$7,227	$(3,085)	$4,142	$6,181	$(2,002)	$4,179

Expected Annual Amortization Expense Related to Acquired Intangible Assets

The expected annual amortization expense related to acquired intangible assets as of September 27, 2014, is as follows (in millions):

2015	$1,204
2016	1,083
2017	825
2018	592
2019	175
Thereafter	163

Total	$4,042